RELATED PARTY BALANCES AND TRANSACTIONS - Related party transactions (Details) ¥ in Thousands, $ in Thousands	4 Months Ended	12 Months Ended
	Dec. 31, 2020 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)
Related Party Transaction [Line Items]
Provision of FTE and other services - recognized in other income			¥ 2,821	¥ 2,395	¥ 2,348
I-Mab Hangzhou
Related Party Transaction [Line Items]
Receipt of CRO and CMC services - recognized in research and development expenses		$ 12,276	84,673	2,465
Revenue sharing - recognized as deduction of revenue		2,694	18,583
Collection of loan to an affiliate					52,000
Expenses paid on behalf of an affiliate				17,649	21,212
Provision of FTE and other services - recognized in other income				11,691
Amounts received on behalf of an affiliate	$ 30,000			281
Amounts received related to the sublicense agreement				19,102
Amounts paid by an affiliate on behalf of the group		$ 121	¥ 837	25,448
CMAB Bipharma Suzhou Inc [Member]
Related Party Transaction [Line Items]
Receipt of CRO and CMC services - recognized in research and development expenses					681
Jiangsu Taslydiyi Pharmaceutical Co., Ltd.
Related Party Transaction [Line Items]
Receipt of CRO and CMC services - recognized in research and development expenses				¥ 2,697	¥ 2,395